Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash Flows from Operating Activities
Net income	$ 143,034	$ 64,246	$ 87,399
Adjustments to reconcile net income to net cash provided by operating activities:
Loss on disposal of property and equipment	113	233	534
Depreciation and amortization	52,133	52,150	15,247
Intangible impairment charge		41,600
Amortization of debt discount	37,341	31,655	17,278
Loss on extinguishment of debt		12,842
Gain on adjustment of put option to fair market value		(9,325)
Stock-based compensation expense	26,154	21,202	15,792
Deferred income taxes	(51,527)	(7,460)	(76,239)
Change in acquisition-related contingent consideration	(16,200)	(29,598)	27,000
Changes in operating assets and liabilities:
Accounts receivable, inventory, prepaid expenses and other assets	75,319	(154,696)	(60,427)
Accounts payable, accrued and other liabilities	42,841	22,431	55,327
Reserve for product returns, rebates and chargebacks	106,647	42,312	37,239
Net cash provided by operating activities	415,855	87,592	119,150
Cash Flows from Investing Activities
Purchases of property and equipment	(6,936)	(5,370)	(26,139)
Business acquisitions, net of cash acquired		(10,000)	(362,482)
Net cash used by investing activities	(6,936)	(15,370)	(388,621)
Cash Flows from Financing Activities
Proceeds from convertible senior note offering		690,000
Debt issuance costs		(21,159)
Purchase of call options		(166,980)
Proceeds from sale of warrants		98,994
Repurchase of common stock		(74,822)
Extinguishment of 2028 convertible senior notes	(12,500)	(156,851)
Principal payments on capital lease obligations		(138)	(272)
Excess tax benefit from stock-based compensation	9,731	10,971	42,272
Payments related to net settlement of stock-based awards	(4,037)	(2,926)	(3,030)
Proceeds from issuance of common stock upon exercise of stock awards	4,218	8,532	5,396
Net cash provided by financing activities	(2,588)	385,621	44,366
Effect of exchange rate changes on cash	513	349	(111)
Net increase (decrease) in cash and cash equivalents	406,844	458,192	(225,216)
Cash and cash equivalents at beginning of year	751,006	292,814	518,030
Cash and cash equivalents at end of year	1,157,850	751,006	292,814
Supplemental Disclosure of Cash Flow Information
Cash paid for income taxes	87,311	33,811	14,855
Cash paid for interest	20,525	17,239	12,788
Acquisition-related contingent consideration	$ 87,300	$ 103,500	$ 119,698